Exhibit 99.7

“Exhibit A”

To Whom It May Concern:

Clayton Services LLC was engaged by Bayview Fund Management LLC as diligence agent to order and review title reports for a population of 972 mortgage loans. Said title reports were obtained and reviewed in the month of October 2017. With respect to these 972 mortgage loans:

I.	General Findings:

1.	As set forth in the title reports:

a.	For 972 mortgage loans, the subject mortgage is recorded in the appropriate recording jurisdiction.

II.	Findings with Respect to Pre-Origination MTG/Non-MTG Liens Only:

1.	As set forth in the title reports:

a.	For 871 mortgage loans, the title/lien search confirms the subject mortgage in expected lien position.

b.	For 87 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position, but a clear title policy confirms the lien insured in expected lien position.

c.	For 2 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position and a title policy does not confirm the lien insured in expected lien position.

d.	For 12 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position and a title policy was unavailable and/or deficient and does not confirm the lien insured in expected lien position.

e.	For 0 mortgage loans, the subject mortgage was released.

III.	Findings with Respect to Potentially Superior Post-Origination HOA Liens Only:

1.	As set forth in the title reports:

a.

For 10 mortgage loans, there were potentially superior post-origination HOA liens/judgments found of record. For those mortgage loans, the total amount of such potentially superior post-origination HOA liens/judgments is $65,565.51.

IV.	Findings with Respect to Potentially Superior Post-Origination Municipal Liens Only:

1.	As set forth in the title reports:

a.	For 28 mortgage loans, potentially superior post-origination municipal liens/judgments were found of record. For those mortgage loans, the total amount of such potentially superior post-origination municipal liens/judgments is $122,509.54